Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
During years ended December 31, 2017, 2016 and 2015, assets were depreciated on a straight-line basis over their estimated useful lives using the following rates:

Depreciation rates
Buildings	3% - 8%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2016	€900	€8,108	€43,908	€2,734	€4,086	€59,736
Additions	6	303	3,330	453	1,617	5,709
Divestitures	(11)	(22)	(729)	(70)	(11)	(843)
Translation differences	57	431	1,749	120	225	2,582
Transfer to Assets held for sale	—	—	(92)	(10)	—	(102)
Other changes	(4)	110	2,223	(4)	(2,269)	56
At December 31, 2016	948	8,930	50,389	3,223	3,648	67,138
Additions	20	256	3,768	187	1,428	5,659
Divestitures	(11)	(17)	(1,163)	(88)	(4)	(1,283)
Change in the scope of consolidation	(2)	(104)	(618)	(21)	(5)	(750)
Translation differences	(71)	(639)	(3,167)	(301)	(325)	(4,503)
Other changes	1	68	1,844	3	(1,930)	(14)
At December 31, 2017	885	8,494	51,053	3,003	2,812	66,247
Accumulated depreciation and impairment losses at January 1, 2016	44	2,782	28,000	1,443	13	32,282
Depreciation	—	309	3,582	307	—	4,198
Divestitures	(5)	(12)	(697)	(63)	(1)	(778)
Impairment losses and asset write-offs	—	44	25	1	3	73
Translation differences	2	93	875	64	1	1,035
Transfer to Assets held for sale	—	—	(77)	(8)	—	(85)
Other changes	—	(3)	(14)	—	(1)	(18)
At December 31, 2016	41	3,213	31,694	1,744	15	36,707
Depreciation	—	313	3,440	279	—	4,032
Divestitures	(2)	(11)	(1,126)	(78)	—	(1,217)
Impairment losses and asset write-offs	1	22	83	6	7	119
Change in the scope of consolidation	(1)	(76)	(287)	(18)	—	(382)
Translation differences	(1)	(163)	(1,693)	(152)	(1)	(2,010)
Other changes	(1)	—	(29)	19	(5)	(16)
At December 31, 2017	37	3,298	32,082	1,800	16	37,233
Carrying amount at December 31, 2016	€907	€5,717	€18,695	€1,479	€3,633	€30,431
Carrying amount at December 31, 2017	€848	€5,196	€18,971	€1,203	€2,796	€29,014

Disclosure of recognised finance lease as assets by lessee
The total net carrying amount of assets leased under finance lease agreements included in Property, plant and equipment were as follows:

	At December 31
	2017	2016
	(€ million)
Industrial buildings	€209	€251
Plant, machinery and equipment	193	602
Total Property, plant and equipment under finance lease	€402	€853

Disclosure of property, plant, and equipment pledged as security
The carrying amounts of Property, plant and equipment of the Group (excluding FCA US) reported as pledged as security for debt are summarized as follows:

	At December 31
	2017	2016
	(€ million)
Land and industrial buildings pledged as security for debt	€1,031	€1,239
Plant and machinery pledged as security for debt and other commitments	1,324	698
Other assets pledged as security for debt and other commitments	17	3
Total Property, plant and equipment pledged as security for debt	€2,372	€1,940